Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%
Security	Shares	Value
Aerospace & Defense — 1.9%
BAE Systems PLC	300,297	$ 4,539,357
Safran SA	15,989	3,963,613
		$ 8,502,970
Air Freight & Logistics — 1.5%
GXO Logistics, Inc.(1)	79,940	$ 3,633,273
United Parcel Service, Inc., Class B	27,169	3,103,515
		$ 6,736,788
Banks — 10.2%
Banco Santander SA	750,501	$ 3,845,945
Barclays PLC	1,092,670	4,004,629
Citigroup, Inc.	51,505	4,194,052
HDFC Bank Ltd.	210,589	4,121,935
HSBC Holdings PLC	349,457	3,649,770
KBC Group NV	43,024	3,300,274
Nordea Bank Abp	433,838	5,160,092
Societe Generale SA	184,449	5,970,621
Swedbank AB, Class A	169,580	3,692,341
Toronto-Dominion Bank	89,777	5,121,554
Truist Financial Corp.	83,220	3,962,936
		$ 47,024,149
Beverages — 1.2%
Diageo PLC	73,384	$ 2,186,140
Pernod Ricard SA	28,002	3,198,087
		$ 5,384,227
Biotechnology — 1.3%
CSL Ltd.	34,042	$ 5,877,105
		$ 5,877,105
Broadline Retail — 4.0%
Amazon.com, Inc.(1)(2)	77,875	$ 18,509,330
		$ 18,509,330
Capital Markets — 0.8%
Charles Schwab Corp.	42,640	$ 3,527,181
		$ 3,527,181
Diversified Telecommunication Services — 1.4%
Telstra Group Ltd.	1,392,748	$ 3,400,241
Security	Shares	Value
Diversified Telecommunication Services (continued)
Zegona Communications PLC(1)	548,265	$ 3,190,215
		$ 6,590,456
Electric Utilities — 1.8%
Enel SpA	96,783	$ 687,903
Iberdrola SA	195,945	2,769,009
NextEra Energy, Inc.	65,517	4,688,397
		$ 8,145,309
Electrical Equipment — 2.2%
AMETEK, Inc.	34,446	$ 6,357,354
Schneider Electric SE	15,180	3,850,022
		$ 10,207,376
Electronic Equipment, Instruments & Components — 3.4%
CDW Corp.	27,889	$ 5,553,815
Halma PLC	159,432	5,972,526
Keyence Corp.	9,432	4,062,445
		$ 15,588,786
Entertainment — 1.7%
Walt Disney Co.	69,253	$ 7,829,744
		$ 7,829,744
Financial Services — 2.6%
Global Payments, Inc.	38,533	$ 4,348,449
Visa, Inc., Class A(3)	22,141	7,567,794
		$ 11,916,243
Food Products — 1.5%
Nestle SA	80,750	$ 6,858,955
		$ 6,858,955
Gas Utilities — 0.5%
Snam SpA	464,559	$ 2,148,332
		$ 2,148,332
Health Care Equipment & Supplies — 3.4%
Alcon AG	24,610	$ 2,245,757
Boston Scientific Corp.(1)(2)	37,007	3,788,036
Coloplast AS, Class B	29,102	3,351,606
Intuitive Surgical, Inc.(1)	7,966	4,555,596
Straumann Holding AG	13,519	1,917,206
		$ 15,858,201

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.4%
Amplifon SpA	128,713	$ 3,439,706
UnitedHealth Group, Inc.	5,749	3,118,775
		$ 6,558,481
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	103,698	$ 2,142,401
		$ 2,142,401
Hotels, Restaurants & Leisure — 5.8%
Amadeus IT Group SA	80,749	$ 5,909,014
Aramark	122,250	4,756,747
Compass Group PLC	278,715	9,602,949
InterContinental Hotels Group PLC	25,823	3,443,273
Marriott International, Inc., Class A	9,721	2,824,825
		$ 26,536,808
Household Products — 1.3%
Essity AB, Class B	54,710	$ 1,385,573
Reckitt Benckiser Group PLC	72,531	4,796,383
		$ 6,181,956
Industrial Conglomerates — 1.7%
Siemens AG	36,064	$ 7,731,258
		$ 7,731,258
Insurance — 4.1%
AIA Group Ltd.	491,856	$ 3,457,818
Allstate Corp.	14,325	2,755,127
American International Group, Inc.(2)	87,164	6,420,500
Prudential PLC	400,873	3,336,038
RenaissanceRe Holdings Ltd.	12,825	2,982,839
		$ 18,952,322
Interactive Media & Services — 3.9%
Alphabet, Inc., Class C(2)	87,306	$ 17,950,113
		$ 17,950,113
Life Sciences Tools & Services — 1.0%
Danaher Corp.	20,277	$ 4,516,499
		$ 4,516,499
Machinery — 2.0%
Ingersoll Rand, Inc.	32,380	$ 3,037,244
Parker-Hannifin Corp.	8,623	6,096,892
		$ 9,134,136
Security	Shares	Value
Metals & Mining — 1.4%
Anglo American PLC	100,824	$ 2,952,246
Kobe Steel Ltd.	101,277	1,078,340
Rio Tinto Ltd.	30,315	2,183,315
		$ 6,213,901
Multi-Utilities — 0.3%
CMS Energy Corp.	24,161	$ 1,594,626
		$ 1,594,626
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips(2)	60,270	$ 5,956,484
EOG Resources, Inc.	47,560	5,982,572
Repsol SA	56,506	656,707
		$ 12,595,763
Personal Care Products — 0.7%
L'Oreal Prime De Fidelite(1)	3,480	$ 1,291,192
L'Oreal SA	5,658	2,099,300
		$ 3,390,492
Pharmaceuticals — 5.9%
AstraZeneca PLC	61,886	$ 8,687,282
Eli Lilly & Co.(2)	7,769	6,301,281
Novo Nordisk AS, Class B	67,636	5,710,142
Zoetis, Inc.(2)	38,938	6,654,504
		$ 27,353,209
Professional Services — 2.5%
Recruit Holdings Co. Ltd.	55,017	$ 3,839,756
RELX PLC	56,992	2,830,019
Robert Half, Inc.	39,748	2,575,273
Verisk Analytics, Inc.	8,219	2,362,469
		$ 11,607,517
Residential REITs — 0.8%
Invitation Homes, Inc.	122,615	$ 3,819,457
		$ 3,819,457
Semiconductors & Semiconductor Equipment — 10.4%
ASML Holding NV	11,615	$ 8,592,348
Broadcom, Inc.	24,656	5,455,633
Infineon Technologies AG	131,992	4,339,699
Micron Technology, Inc.	63,353	5,780,328
NVIDIA Corp.(2)	150,577	18,079,780

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,544	$ 3,044,350
Tokyo Electron Ltd.	15,180	2,560,621
		$ 47,852,759
Software — 7.0%
Adobe, Inc.(1)	13,679	$ 5,983,879
Intuit, Inc.	6,961	4,187,111
Microsoft Corp.(2)(3)	53,309	22,126,433
		$ 32,297,423
Specialty Retail — 0.8%
TJX Cos., Inc.	30,315	$ 3,783,009
		$ 3,783,009
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.(2)	56,587	$ 13,354,532
		$ 13,354,532
Textiles, Apparel & Luxury Goods — 1.7%
Cie Financiere Richemont SA, Class A	16,580	$ 3,205,221
LVMH Moet Hennessy Louis Vuitton SE	6,153	4,500,331
		$ 7,705,552
Tobacco — 0.8%
Imperial Brands PLC	106,821	$ 3,602,821
		$ 3,602,821
Trading Companies & Distributors — 1.5%
IMCD NV	45,090	$ 7,061,109
		$ 7,061,109
Total Common Stocks (identified cost $339,234,944)		$ 462,641,296

Corporate Bonds — 18.5%
Security	Principal Amount (000's omitted)	Value
Banks — 12.2%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	$1,400	$ 1,350,376
9.375% to 3/19/29(4)(5)	800	874,489
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(4)(5)(6)	600	630,119
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	$1,480	$ 1,431,921
7.625% to 1/10/28(4)(5)(6)	380	375,037
8.375% to 5/20/31(4)(5)(6)	375	371,550
Banco Santander SA, 9.625% to 5/21/33(4)(5)	2,200	2,536,849
Bank of America Corp.:
Series AA, 6.10% to 3/17/25(4)(5)	1,170	1,171,412
Series TT, 6.125% to 4/27/27(4)(5)	1,682	1,704,921
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	2,293	2,379,422
Bank of Nova Scotia:
4.90% to 6/4/25(4)(5)	650	649,600
8.00% to 1/27/29, 1/27/84(5)	477	498,699
8.625% to 10/27/27, 10/27/82(5)	1,525	1,611,820
Barclays PLC:
6.125% to 12/15/25(4)(5)	997	1,000,599
8.00% to 3/15/29(4)(5)	450	470,078
9.625% to 12/15/29(4)(5)	1,500	1,673,710
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(5)(6)	400	414,040
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	462	398,688
7.75% to 8/16/29(4)(5)(6)	945	979,775
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	3,427	3,386,388
CoBank ACB, 7.25% to 7/1/29(4)(5)	925	946,308
Deutsche Bank AG, 6.00% to 10/30/25(4)(5)	1,200	1,194,632
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	1,735	1,546,314
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	1,425	1,402,854
ING Groep NV, 8.00% to 5/16/30(4)(5)(7)	1,720	1,809,913
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	2,904	2,837,235
NatWest Group PLC, 4.60% to 6/28/31(4)(5)	371	320,722
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	925	935,308
Regions Financial Corp., Series D, 5.75% to 6/15/25(4)(5)	1,350	1,351,491
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(5)	1,790	1,857,683
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	1,751	1,544,356
9.375% to 11/22/27(4)(5)(6)	238	250,508
10.00% to 11/14/28(4)(5)(6)	550	600,404
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	920	940,885
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	1,425	1,442,828
Swedbank AB, 7.75% to 3/17/30(4)(5)(7)	1,800	1,866,440
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	2,200	2,304,201

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	$1,239	$ 1,197,493
UBS Group AG:
6.85% to 9/10/29(4)(5)(6)	1,750	1,758,288
9.25% to 11/13/33(4)(5)(6)	1,080	1,250,113
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(5)(6)	1,385	1,451,995
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	3,454	3,395,745
		$ 56,115,209
Capital Markets — 0.6%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)	$2,780	$ 2,470,798
		$ 2,470,798
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, 3/10/55(5)	$405	$ 415,362
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	985	963,611
American AgCredit Corp., Series A, 5.25% to 6/15/26(4)(5)(6)	1,901	1,857,921
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)	950	914,495
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	373	360,933
Series W, 7.50% to 2/10/29(4)(5)	975	1,031,034
		$ 5,543,356
Electric Utilities — 1.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$700	$ 682,959
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(5)	940	945,237
Edison International, Series B, 5.00% to 12/15/26(4)(5)	168	151,119
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	970	982,587
PG&E Corp., 7.375% to 12/15/29, 3/15/55(5)	1,340	1,305,293
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(5)	990	976,146
		$ 5,043,341
Financial Services — 0.2%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$1,064	$ 1,023,531
		$ 1,023,531
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(4)(6)	$2,085	$ 1,963,319
		$ 1,963,319
Security	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$1,039	$ 992,346
		$ 992,346
Insurance — 1.3%
Allianz SE, 3.50% to 11/17/25(4)(5)(6)	$1,200	$ 1,170,961
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)	810	808,028
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(5)(6)	1,365	1,431,036
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(6)	2,462	2,356,143
		$ 5,766,168
Oil and Gas — 0.5%
BP Capital Markets PLC, 6.125% to 3/18/35(4)(5)	$1,375	$ 1,359,222
Petroleos Mexicanos, 6.50%, 3/13/27	1,025	989,490
		$ 2,348,712
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$2,218	$ 2,354,438
		$ 2,354,438
Telecommunications — 0.3%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(5)(6)	$1,475	$ 1,446,713
		$ 1,446,713
Total Corporate Bonds (identified cost $82,651,515)		$ 85,067,931

Preferred Stocks — 1.6%
Security	Shares	Value
Banks — 0.2%
Citizens Financial Group, Inc., Series H, 7.375%	6,337	$ 168,691
KeyCorp, Series H, 6.20% to 12/15/27(5)	23,101	564,357
		$ 733,048
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,612,840
		$ 1,612,840

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 0.3%
Brookfield BRP Holdings Canada, Inc., 7.25%	28,000	$ 701,680
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	4,932	111,217
SCE Trust V, Series K, 5.45% to 3/15/26(5)	27,041	628,433
		$ 1,441,330
Insurance — 0.6%
American National Group, Inc.:
7.375%	35,700	$ 929,985
Series B, 6.625% to 9/1/25(5)	57,741	1,456,805
Aspen Insurance Holdings Ltd., 7.00%	19,000	481,650
		$ 2,868,440
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	33,725	$ 747,009
		$ 747,009
Total Preferred Stocks (identified cost $7,531,969)		$ 7,402,667

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(6)(8)(9)	$449,273	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(10)	5,377,591	$ 5,377,591
Total Short-Term Investments (identified cost $5,377,591)		$ 5,377,591
Total Investments — 121.8%(11) (identified cost $434,796,019)		$ 560,489,485
Other Assets, Less Liabilities — (21.8)%		$(100,227,033)
Net Assets — 100.0%		$ 460,262,452

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2025 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2025 was $94,153,412 and the total market value of the collateral received by State Street Bank and Trust Company was $97,280,843 comprised of cash.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $21,682,887 or 4.7% of the Fund's net assets.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $3,676,353 or 0.8% of the Fund's net assets.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	56.9%	$318,621,103
United Kingdom	11.0	61,516,787
France	4.4	24,796,875
Canada	3.9	21,815,238
Spain	3.2	17,942,389
Netherlands	3.1	17,463,370
Germany	2.6	14,436,550
Japan	2.3	12,983,990
Denmark	1.6	9,061,748
Switzerland	1.5	8,130,828
Italy	1.4	7,727,936
Sweden	1.2	6,944,354
Hong Kong	1.2	6,793,856
Australia	1.0	5,583,556
Finland	0.9	5,160,092
India	0.7	4,121,935
Mexico	0.6	3,582,038
Bermuda	0.6	3,464,489
Belgium	0.6	3,300,274
Taiwan	0.6	3,044,350
South Africa	0.5	2,952,246
Chile	0.1	630,119
Ireland	0.1	415,362
Total Investments	100.0%	$560,489,485
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	46	Long	3/21/25	$13,954,675	$ 10,354
STOXX 600 Bank Index	(422)	Short	3/21/25	(5,068,432)	(42,894)
STOXX Europe 600 Index	(315)	Short	3/21/25	(8,823,090)	(464,903)
					$(497,443)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At January 31, 2025 the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,377,591, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,326,331	$38,276,475	$(36,225,215)	$ —	$ —	$5,377,591	$36,238	5,377,591
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 25,779,857	$ 6,590,456	$ —	$ 32,370,313
Consumer Discretionary	29,873,911	26,660,788	—	56,534,699
Consumer Staples	—	25,418,451	—	25,418,451
Energy	11,939,056	656,707	—	12,595,763
Financials	40,880,432	40,539,463	—	81,419,895
Health Care	28,934,691	31,228,804	—	60,163,495
Industrials	27,166,020	33,815,134	—	60,981,154
Information Technology	83,565,861	25,527,639	—	109,093,500
Materials	—	6,213,901	—	6,213,901
Real Estate	5,961,858	—	—	5,961,858
Utilities	6,283,023	5,605,244	—	11,888,267
Total Common Stocks	$260,384,709	$202,256,587**	$ —	$462,641,296
Corporate Bonds	$ —	$ 85,067,931	$ —	$ 85,067,931
Preferred Stocks:
Communication Services	747,009	—	—	747,009
Financials	5,214,328	—	—	5,214,328
Utilities	1,441,330	—	—	1,441,330
Total Preferred Stocks	$ 7,402,667	$ —	$ —	$ 7,402,667

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	5,377,591	—	—	5,377,591
Total Investments	$273,164,967	$287,324,518	$ 0	$560,489,485
Futures Contracts	$ 10,354	$ —	$ —	$ 10,354
Total	$273,175,321	$287,324,518	$ 0	$560,499,839
Liability Description
Futures Contracts	$ (507,797)	$ —	$ —	$ (507,797)
Total	$ (507,797)	$ —	$ —	$ (507,797)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.